Investment Properties (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about investment property [abstract]
Details of investment properties
(1)	Details of investment properties are as follows (Unit: Korean Won in millions):

	December 31, 2021	December 31, 2022
Acquisition cost	415,163	418,775
Accumulated depreciation	(25,582)	(30,982)
Accumulated impairment losses	(86)	(86)

Net carrying value	389,495	387,707

Changes in investment properties
(2)	Changes in investment properties are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2020	2021	2022
Beginning balance	280,239	387,464	389,495
Acquisition	76,588	—	—
Disposal	(353)	—	(1,206)
Depreciation	(2,689)	(2,809)	(3,925)
Transfer	30,431	6,095	7,153
Foreign currencies translation adjustments	267	(1,255)	(3,810)
Business combination	10,557	—	—
Others	(7,576)	—	—

Ending balance	387,464	389,495	387,707

Lease payments expected to be received in the future under lease contracts
(5)	The lease payments expected to be received in the future under lease contracts relating to investment properties as of December 31, 2021 and 2022 are as follows (Unit: Korean Won in millions):

	December 31, 2021	December 31, 2022
Lease payments:
Within a year	13,769	12,368
More than 1 year and within 2 years	10,770	8,481
More than 2 years and within 3 years	7,743	5,320
More than 3 years and within 4 years	5,009	3,201
More than 4 years and within 5 years	2,953	2,634
More than 5 years	2,603	2,568

Total	42,847	34,572